Derivative Instruments (Narrative) (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Trust's average net asset value	$ 638,000,000	$ 874,000,000	$ 851,000,000	$ 866,000,000	$ 931,000,000
Open interest rate futures, maturity	10 years	10 years	10 years	10 years	10 years
Concentration of credit risk	$ 41,309,146		$ 32,236,730	$ 90,603,180
Maximum [Member]
Derivative [Line Items]
Open interest rate futures, maturity	10 years	10 years